Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of unrecognized tax benefits

RMB
Balance as of January 1, 2014	50,735
Change in unrecognized tax benefits	(4,808)
Gross increase in tax positions	7,928
Balance as of December 31, 2014	53,855
Change in unrecognized tax benefits	825
Gross increase in tax positions	15,674
Balance as of December 31, 2015	70,354
Change in unrecognized tax benefits	—
Gross increase in tax positions	2,424
Balance as of December 31, 2016	72,778

Schedule of income tax expenses
	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current tax expense	25,607	26,932	43,089
Deferred tax income	(1,318)	(1,067)	(14,736)
Income tax expense	24,289	25,865	28,353

Schedule of deferred income tax assets and liabilities

	As of December 31,
	2015	2016
	RMB	RMB
Current deferred tax assets:
Operating loss carryforward	1,079	—
Less: valuation allowances	(1,079)	—
Current deferred tax asset, net	—	—

Non-current deferred tax assets:
Operating loss carryforward, after offset unrecognized tax benefits	27,245	33,611
Less: valuation allowances	(25,587)	(25,334)
Non-current deferred tax asset, net	1,658	8,277
Total	1,658	8,277

Deferred tax liabilities:
Intangible assets, net	3,895	2,604
Investment income	18,162	11,973
Total	22,057	14,577

Schedule of reconciliation between provision for income taxes

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income before income taxes and income of affiliates	159,720	214,422	147,698
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	39,930	53,605	36,925
Expenses not deductible for tax purposes:
Entertainment	579	685	973
Other	6,482	5,176	3,691
Tax exemption and tax relief:
Tax rate differential	(34,315)	(44,381)	(4,089)
Change in valuation allowance	2,934	(4,194)	(1,332)
Uncertain tax provisions	7,928	15,674	2,424
Effect of utilization of deductible temporary difference previously unrecognized	—	—	(12,872)
Other	751	(700)	2,633
Income tax expense	24,289	25,865	28,353